OPERATING LEASES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) containership	Dec. 31, 2014 USD ($) containership	Dec. 31, 2013 USD ($)
Minimum future revenues to be received under non-cancelable operating leases [Abstract]
2016	$ 263,340
2017	252,799
2018	211,819
2019	175,756
2020	147,902
Thereafter	293,855
Total minimum lease revenues	1,345,471
Cost and accumulated depreciation of vessels leased on operating leases [Abstract]
Cost	1,964,852	$ 1,715,510
Accumulated depreciation	323,535	338,377
Vessels and equipment, net	1,641,317	1,377,133
Vessel impairment charge	$ 42,410	$ 11,800	$ 0
Number of container vessels impaired | containership	2	5